Investment In Equity Accounted Associates - Castcrown Ltd (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 29, 2025 USD ($) shares	Jan. 27, 2022 USD ($) item	Jan. 31, 2022	Sep. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Feb. 28, 2023 USD ($)
Disclosure of associates [line items]
Number Of Shares Obtain Through Conversion Of Convertible Loan | shares				1,972
Carrying amount of investment					$ 2,243,000
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		49.50%	49.50%
Consideration		$ 2,970,000
Number of Survival RPG Titles | item		2
Put And Call Option To Obtain Full Control		100.00%
Option premium		$ 1,200,000					$ 515,000
Profit (loss) from continuing operations					(4,231,000)	$ (9,527,000)
Share of losses reflected in condensed consolidated statement of profit or loss					(2,084,000)	(4,722,000)
Share Of Profit Loss Of Equity Accounted Associates Related To Castcrown Ltd						$ (7,212,000)
Convertible Loan Treated As Investments In Equity Accouted Associates				$ 1,300,000
Amount Of Convertible Loan Converted Into Additional Shares				$ 8,100,000
Number Of Shares Obtain Through Conversion Of Convertible Loan | shares	1,972
Carrying amount of investment					$ 2,243,000
Proportion of ownership interest in subsidiary	57.00%
Fair Value Of Convertible Loan Before Conversion.	$ 4,328,000